Unaudited Condensed Consolidated Statements of Cash Flows	6 Months Ended
	May 31, 2025 HKD ($)	May 31, 2025 USD ($)	May 31, 2024 HKD ($)
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 36,606	$ 4,669	$ 1,231,158
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	4,351	555	3,830
Provision for doubtful accounts	500,000	63,768	1,633,025
Amortization of right-of-use asset	434,250	55,383	426,127
Change in offering cost			1,544,277
Interest of lease liabilities	9,744	1,243	15,087
Deferred income tax	(82,500)	(10,522)	(269,449)
Change in operating assets and liabilities
Accounts receivable	(1,387,011)	(176,894)	(1,775,976)
Prepayments and other receivables	864,557	110,262	(2,750,000)
Non-current receivables			(391,056)
Right of use assets	(952,133)	(121,432)
Accruals and other payables	24,080	3,071	153,718
Contract liabilities	(128,401)	(16,376)	(873,668)
Operating lease liabilities	580,917	74,088	(458,607)
Taxes payables			(51,118)
Net cash used in operating activities	(95,540)	(12,185)	(1,562,652)
CASH FLOWS FROM INVESTING ACTIVITY:
Repayment of amount due from a director, net	2,694,991	343,709
Net cash provided by investing activities	2,694,991	343,709
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of amount due to a director, net			(6,138,976)
Proceeds of amount due to related parties			270,595
Net proceeds from issuance of ordinary shares - IPO			47,887,622
Payment of interest expenses	(9,744)	(1,243)
Repayment of bank borrowings	(241,678)	(30,822)	(227,108)
Net cash provided by (used in) financing activities	(251,422)	(32,065)	41,792,133
NET CHANGE IN CASH AND CASH EQUIVALENTS	2,348,029	299,459	40,229,481
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE PERIOD	63,535,847	8,103,132	25,296,811
CASH AND CASH EQUIVALENTS AT END OF THE PERIOD	65,883,876	8,402,591	65,526,292
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for income tax			309,751
Cash paid for interest	$ 35,870	$ 4,575	$ 54,567